SHARE BASED PAYMENTS (Schedule of Option Activities) (Details)	12 Months Ended
	Dec. 31, 2022 Share $ / shares	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Weighted average exercise price
Outstanding | $ / shares	$ 3.03	$ 2.02	$ 1.48
Granted during the year | $ / shares	0	57.56	9.92
Exercised during the year | $ / shares	1.41	1.5	1.4
Forfeited during the year | $ / shares	1.4	1.88	1.73
Outstanding | $ / shares	3.57	3.03	2.02
Vested and exercisable at December 31, | $ / shares	$ 3.9	$ 2	$ 1.52
Number
Outstanding | Share	1,133,886	1,708,020	1,632,220
Granted during the year | Share	0	15,000	111,129
Exercised during the year | Share	(278,061)	(581,240)	(12,473)
Forfeited during the year | Share	(6,436)	(7,894)	(22,856)
Outstanding | Share	849,389	1,133,886	1,708,020
Vested and exercisable at December 31, | Share	698,753	798,262	1,203,456